UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund®
Investment portfolio

November 30, 2007
 unaudited

Common stocks — 82.38%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 18.59%
Cisco Systems, Inc.[1]	24,604,300	$689,413
Oracle Corp.[1]	33,456,991	675,162
Google Inc., Class A1	780,800	541,094
Microsoft Corp.	15,895,000	534,072
Intel Corp.	17,567,000	458,147
Texas Instruments Inc.	8,500,000	268,345
Yahoo! Inc.[1]	8,175,000	219,172
eBay Inc.[1]	5,400,000	181,062
Apple Inc.[1]	950,000	173,109
Automatic Data Processing, Inc.	3,500,000	157,710
SAP AG	2,300,000	117,875
EMC Corp.[1]	6,100,000	117,547
Hon Hai Precision Industry Co., Ltd.	18,000,000	114,923
Altera Corp.	5,250,000	98,595
Linear Technology Corp.	3,200,000	97,472
Global Payments Inc.	2,250,000	97,245
KLA-Tencor Corp.	1,585,000	76,207
Microchip Technology Inc.	2,500,000	71,975
Maxim Integrated Products, Inc.	3,045,000	70,614
Paychex, Inc.	1,600,000	62,400
Dell Inc.[1]	2,300,000	56,442
Xilinx, Inc.	2,500,000	54,750
Analog Devices, Inc.	1,750,000	53,865
Applied Materials, Inc.	2,700,000	50,841
Delta Electronics, Inc.	12,075,000	41,541
Rogers Corp.[1]	750,000	33,045
Cadence Design Systems, Inc.[1]	796,400	13,220
		5,125,843

CONSUMER DISCRETIONARY — 17.03%
Lowe’s Companies, Inc.	22,980,000	560,942
Best Buy Co., Inc.	9,200,000	469,660
Target Corp.	7,766,000	466,426
Carnival Corp., units	8,525,200	384,657
Johnson Controls, Inc.	8,570,000	330,973
YUM! Brands, Inc.	7,476,000	277,733
O’Reilly Automotive, Inc.[1,2]	6,240,000	205,046
Time Warner Inc.	11,061,500	190,921
Williams-Sonoma, Inc.[2]	6,000,000	174,660
Ross Stores, Inc.	6,463,800	170,515
E. W. Scripps Co., Class A	3,700,000	160,765
Harley-Davidson, Inc.	2,896,900	139,109
Walt Disney Co.	4,000,000	132,600
Harman International Industries, Inc.	1,728,901	127,247
Expedia, Inc.[1]	3,691,043	120,328
Brinker International, Inc.	4,687,500	107,953
Tractor Supply Co.[1,2]	2,525,000	103,576
Gentex Corp.	5,130,000	101,677
Comcast Corp., Class A, special nonvoting stock[1]	3,750,000	75,787
MGM Mirage, Inc.[1]	800,000	69,200
Kohl’s Corp.[1]	1,275,000	62,832
Timberland Co., Class A1	3,264,000	53,138
Life Time Fitness, Inc.[1]	900,000	48,888
Talbots, Inc.[2]	3,057,725	47,425
P.F. Chang’s China Bistro, Inc.[1,2]	1,650,000	42,224
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,750,000	35,263
Fossil, Inc.[1]	805,000	34,889
		4,694,434

HEALTH CARE — 14.87%
UnitedHealth Group Inc.	12,680,000	697,400
WellPoint, Inc.[1]	6,950,000	585,259
Medtronic, Inc.	5,200,000	264,420
Medco Health Solutions, Inc.[1]	2,510,000	250,975
Amgen Inc.[1]	4,370,000	241,442
Roche Holding AG	1,262,000	240,972
St. Jude Medical, Inc.[1]	4,005,000	159,199
Varian Medical Systems, Inc.[1]	3,054,800	152,618
Beckman Coulter, Inc.	2,087,700	147,663
Express Scripts, Inc.[1]	2,160,000	146,340
Forest Laboratories, Inc.[1]	3,445,000	132,805
Cephalon, Inc.[1]	1,700,000	127,364
Bristol-Myers Squibb Co.	4,225,000	125,187
Genentech, Inc.[1]	1,510,000	115,137
Becton, Dickinson and Co.	1,200,000	99,276
Medicis Pharmaceutical Corp., Class A2	3,625,000	97,513
Abbott Laboratories	1,400,000	80,514
McKesson Corp.	1,100,000	73,403
Haemonetics Corp.[1]	1,190,000	69,032
Biogen Idec Inc.[1]	781,059	57,892
Schering-Plough Corp.	1,500,000	46,950
Gilead Sciences, Inc.[1]	1,000,000	46,540
ResMed Inc[1]	770,000	35,266
Johnson & Johnson	500,000	33,870
Boston Scientific Corp.[1]	2,547,890	32,180
Henry Schein, Inc.[1]	500,000	29,575
Mentor Corp.	282,300	10,611
		4,099,403

FINANCIALS — 9.48%
American International Group, Inc.	10,000,000	581,300
Wachovia Corp.	10,579,155	454,904
Fannie Mae	10,605,000	407,444
Capital One Financial Corp.	6,151,200	327,920
Hudson City Bancorp, Inc.	19,100,000	290,702
State Street Corp.	1,600,000	127,824
Bank of New York Mellon Corp.	2,500,000	119,900
Wells Fargo & Co.	3,440,000	111,559
Freddie Mac	2,550,000	89,429
M&T Bank Corp.	959,230	87,252
Arthur J. Gallagher & Co.	600,000	15,768
		2,614,002

CONSUMER STAPLES — 6.82%
Walgreen Co.	10,550,000	386,024
PepsiCo, Inc.	5,000,000	385,900
L’Oréal SA	2,300,000	320,260
Altria Group, Inc.	2,500,000	193,900
Avon Products, Inc.	4,000,000	164,200
Wm. Wrigley Jr. Co.	1,870,000	119,680
Costco Wholesale Corp.	1,600,000	107,840
Dean Foods Co.[1]	2,500,000	62,350
Whole Foods Market, Inc.	1,200,000	51,612
Wal-Mart Stores, Inc.	1,000,000	47,900
Kraft Foods Inc., Class A	1,211,042	41,842
		1,881,508

ENERGY — 5.94%
Schlumberger Ltd.	4,990,000	466,315
Apache Corp.	2,150,000	208,098
Newfield Exploration Co.[1]	3,795,000	189,181
FMC Technologies, Inc.[1]	3,205,000	178,134
EOG Resources, Inc.	2,122,900	175,734
Murphy Oil Corp.	2,200,000	157,344
Smith International, Inc.	2,130,000	133,594
Devon Energy Corp.	1,270,000	105,169
ConocoPhillips	300,000	24,012
		1,637,581

INDUSTRIALS — 5.48%
Precision Castparts Corp.	3,440,000	506,850
General Electric Co.	6,400,000	245,056
United Parcel Service, Inc., Class B	3,200,000	235,776
Robert Half International Inc.	6,800,000	183,328
Avery Dennison Corp.	1,744,200	90,890
FedEx Corp.	790,000	77,791
United Technologies Corp.	1,000,000	74,770
Southwest Airlines Co.	3,685,000	52,143
Mine Safety Appliances Co.	881,050	43,180
		1,509,784

TELECOMMUNICATION SERVICES — 2.00%
Sprint Nextel Corp., Series 1	16,125,000	250,260
Telephone and Data Systems, Inc., Special Common Shares	2,000,900	113,151
Telephone and Data Systems, Inc.	1,737,500	108,159
United States Cellular Corp.[1]	501,600	41,131
CenturyTel, Inc.	890,000	37,941
		550,642

MATERIALS — 0.20%
Sealed Air Corp.	2,400,000	56,088

UTILITIES — 0.09%
Duke Energy Corp.	1,299,000	25,707

MISCELLANEOUS — 1.88%
Other common stocks in initial period of acquisition		517,414

Total common stocks (cost: $17,144,118,000)		22,712,406

	Principal amount
Short-term securities — 17.74%	(000)

Federal Home Loan Bank 4.27%–4.905% due 12/5/2007–3/13/2008	$574,800	572,035
Freddie Mac 4.188%–4.71% due 12/17/2007–3/31/2008	414,609	411,836
JPMorgan Chase & Co. 4.83%–4.98% due 1/18–2/21/2008	245,000	242,756
Park Avenue Receivables Co., LLC 5.00% due 12/18/2007[3]	84,700	84,488
Bank of America Corp. 4.595%–5.49% due 12/3/2007–2/6/2008	247,950	247,014
Ranger Funding Co. LLC 5.12% due 12/12/2007[3]	50,000	49,912
Procter & Gamble International Funding S.C.A. 4.48%–4.97% due 12/12/2007–2/27/2008[3]	243,000	241,259
Procter & Gamble Co. 4.47% due 2/8/2008[3]	41,000	40,594
Wal-Mart Stores Inc. 4.50%–4.98% due 12/4/2007–1/29/2008[3]	260,200	259,220
Coca-Cola Co. 4.47%–4.71% due 12/5/2007–2/14/2008[3]	247,900	246,355
IBM International Group Capital LLC 4.45%–4.68% due 1/14–2/25/2008[3]	195,065	193,475
IBM Capital Inc. 5.00% due 12/18/2007[3]	40,000	39,901
Edison Asset Securitization LLC 4.65%–5.00% due 12/3/2007–2/7/2008[3]	97,350	96,710
General Electric Capital Corp. 4.59% due 2/14/2008	50,000	49,463
General Electric Capital Services, Inc. 4.82% due 2/26/2008	42,500	41,971
General Electric Co. 4.51% due 3/26/2008	35,000	34,425
Variable Funding Capital Corp. 4.65%–5.10% due 1/7–1/11/2008[3]	220,000	218,732
United Parcel Service Inc. 4.40%–4.50% due 2/28–3/3/2008[3]	174,800	172,534
International Lease Finance Corp. 4.52%–4.87% due 12/21/2007–2/4/2008	150,000	149,019
Private Export Funding Corp. 4.52%–5.03% due 12/4/2007–2/25/2008[3]	126,000	125,220
Honeywell International Inc. 4.45%–4.72% due 12/5/2007–1/14/2008[3]	121,500	121,183
Prudential Funding, LLC 4.54%–4.99% due 12/17/2007–1/25/2008	121,300	120,610
Caterpillar Financial Services Corp. 4.47%–4.50% due 12/6–12/11/2007	110,000	109,880
AT&T Inc. 4.50%–4.75% due 12/4/2007–1/15/2008[3]	105,000	104,719
Wells Fargo & Co. 4.49%–4.51% due 12/10–12/13/2007	100,000	99,856
State Street Corp. 4.58% due 12/20/2007	100,000	99,745
CAFCO, LLC 5.03% due 1/3/2008[3]	84,000	83,607
Hewlett-Packard Co. 4.55%–4.73% due 12/14/2007–1/4/2008[3]	79,500	79,282
Eaton Corp. 4.52%–4.75% due 1/7–2/13/2008[3]	73,565	73,045
Paccar Financial Corp. 4.48%–4.74% due 12/24/2007–2/27/2008	64,800	64,315
Medtronic Inc. 4.48%–4.52% due 12/10/2007–1/22/2008[3]	63,100	62,791
NetJets Inc. 4.46%–4.47% due 1/23–1/30/2008[3]	52,100	51,701
FCAR Owner Trust I 5.09% due 12/17/2007	50,000	49,875
U.S. Treasury Bills 3.505% due 4/24/2008	50,000	49,386
John Deere Capital Corp. 4.50%–4.54% due 2/6–2/19/2008[3]	37,400	37,013
Harley-Davidson Funding Corp. 4.47%–4.52% due 1/31–2/12/2008[3]	37,000	36,634
E.I. duPont de Nemours and Co. 4.49% due 12/27/2007[3]	33,700	33,586
Walgreen & Co. 4.52% due 12/3/2007	25,000	24,991
Chevron Funding Corp. 4.41% due 1/10/2008	25,000	24,874
Federal Farm Credit Banks 4.35% due 12/21/2007	21,000	20,947
Colgate-Palmolive Co. 4.45% due 12/21/2007[3]	15,150	15,111
Becton, Dickinson and Co. 4.47% due 12/20/2007	12,600	12,569

Total short-term securities (cost: $4,893,228,000)		4,892,639

Total investment securities (cost: $22,037,346,000)		$27,605,045
Other assets less liabilities		(34,271)

Net assets		$27,570,774

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,467,072,000, which represented 8.95% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
November 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 11/30/07 (000)

O’Reilly Automotive, Inc.*	2,140,000	4,100,000	—	6,240,000	$—	$205,046
Williams-Sonoma, Inc.	6,000,000	—	—	6,000,000	2,070	174,660
Tractor Supply Co.	2,525,000	—	—	2,525,000	—	103,576
Medicis Pharmaceutical Corp., Class A	3,625,000	—	—	3,625,000	326	97,513
Talbots, Inc.*	2,413,225	644,500	—	3,057,725	1,590	47,425
P.F. Chang’s China Bistro, Inc.	1,650,000	—	—	1,650,000	—	42,224
Mine Safety Appliances Co.†	1,942,750	—	1,061,700	881,050	1,049	—
					$5,035	$670,444

*This security was in its initial period of acquisition at 2/28/2007 and was not publicly disclosed.
†Unaffiliated issuer at 11/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,304,963
Gross unrealized depreciation on investment securities	(737,349)
Net unrealized appreciation on investment securities	5,567,614
Cost of investment securities for federal income tax purposes	22,037,431

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-902-0108O-S10900

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: January 28, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2008